LEGAL SETTLEMENTS, ACQUISITION AND RESTRUCTURING EXPENSES AND IMPAIRMENT (Tables)	0 Months Ended
Jun. 30, 2011
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 13 – Legal settlements, acquisition and restructuring expenses and impairment:

Legal settlements, acquisition and restructuring expenses and impairment consisted of the following:

	Three months ended		Six months ended
	June 30,		June 30,

	U.S. $ in millions		U.S. $ in millions
	2011	2010	2011	2010
Legal settlements and reserves	$221	$(23)	$217	$(6)
Restructuring expenses	39	11	60	13
Acquisition expenses	9	0	10	15
Impairment of long-lived assets	3	3	14	3

Total	$272	$(9)	$301	$25